CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
(each a "Fund" and collectively, the “Funds”)

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for each Fund

Effective immediately, Drina Loncar no longer serves as a portfolio manager for the Funds. Accordingly, all references to Drina Loncar are hereby deleted.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

 Please Retain This Supplement for Future Reference

October 3, 2016	BULLETS-COMBO-SUP4